XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments

June 30, 2020 (Unaudited)

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 2.48%* (1.72% of Total Investments)
Auto Manufacturers - 0.86% (0.60% of Total Investments)
Ford Motor Co., Senior Unsecured	9.00%	N/A	04/22/2025	$467,000	$505,084
Ford Motor Co., Senior Unsecured	9.63%	N/A	04/22/2030	116,000	137,240
Total Auto Manufacturers				583,000	642,324

Hotels, Restaurants & Leisure - 1.04% (0.72% of Total Investments)
AMC Entertainment Holdings, Inc., Senior Secured(b)	10.50%	N/A	04/15/2025	963,000	776,932

Wireless Telecommunication Services - 0.58% (0.40% of Total Investments)
Univision Communications, Inc., Senior Secured(b)	6.63%	N/A	06/01/2027	456,000	435,480

Total Corporate Bonds (Cost $1,983,290)				$2,002,000	$1,854,736

SECURED SECOND LIEN LOANS(c) - 6.27%* (4.36% of Total Investments)
Aerospace & Defense - 0.02% (0.02% of Total Investments)
New Constellis Borrower LLC, New Second Lien Term Loan	12.00%	1M US L + 11.00%	03/27/2025	107,755	17,510

Commercial Services & Supplies - 0.64% (0.45% of Total Investments)
AVSC Holding Corp., Initial	8.25%	3M US L + 7.25%	09/01/2025	805,556	481,319

Communications Equipment - 0.35% (0.24% of Total Investments)
Global Tel*Link Corp.	8.43%	1M US L + 8.25%	11/29/2026	347,222	262,153

Diversified Financial Services - 0.61% (0.42% of Total Investments)
Edelman Financial Center LLC, Initial	6.93%	1M US L + 6.75%	07/20/2026	500,000	454,065

Food Products - 0.39% (0.27% of Total Investments)
Froneri International, Ltd., Facility	5.92%	1M US L + 5.75%	01/31/2028	309,478	293,230

Health Care Providers & Services - 0.16% (0.11% of Total Investments)
Albany Molecular Research, Inc., Initial	8.00%	3M US L + 7.00%	08/30/2025	126,466	120,206

Hotels, Restaurants & Leisure - 0.52% (0.36% of Total Investments)
Affinity Gaming, Initial	9.25%	3M US L + 8.25%	01/31/2025	313,580	235,185
NPC International, Inc., Initial(d)(e)	4.50%	1M US L + 3.50%	04/19/2024	312,263	156,522
Total Hotels, Restaurants & Leisure				625,843	391,707

Software - 3.58% (2.49% of Total Investments)
EagleView Technology Corp.	8.57%	3M US L + 7.50%	08/14/2026	264,991	229,218
McAfee LLC, Initial	9.50%	1M US L + 8.50%	09/29/2025	875,000	868,875
MH Sub I LLC, Amendment No. 2 Initial	8.57%	3M US L + 7.50%	09/15/2025	1,000,000	946,880
Misys, Ltd., Dollar Term Loan	8.25%	3M US L + 7.25%	06/13/2025	735,357	633,223
Total Software				2,875,348	2,678,196

Total Secured Second Lien Loans (Cost $5,635,279)				$5,697,668	$4,698,386

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(c) - 64.86%* (45.08% of Total Investments)
Aerospace & Defense - 0.21% (0.14% of Total Investments)
New Constellis Borrower LLC
Priority	11.00%	1M US L + 10.00%	06/30/2021	$54,438	$53,350
New First Lien Term Loans	8.50%	1M US L + 7.50%	03/27/2024	119,765	102,997
Total Aerospace & Defense				174,203	156,347

Airlines - 1.71% (1.19% of Total Investments)
Allegiant Travel Co., Replacement	3.43%	3M US L + 3.00%	02/05/2024	387,848	344,460
Delta Air Lines, Inc.	5.75%	3M US L + 4.75%	04/29/2023	528,965	518,058
JetBlue Airways Corp.	6.25%	3M US L + 5.25%	06/12/2024	46,778	45,726
Mileage Plus Holdings LLC, B(f)	N/A	L + 5.25%	06/25/2027	376,743	373,759
Total Airlines				1,340,334	1,282,003

Auto Components - 1.90% (1.32% of Total Investments)
Dealer Tire LLC, B-1	4.42%	1M US L + 4.25%	12/12/2025	1,127,454	1,074,835
IXS Holdings, Inc., Initial	6.00%	3M US L + 5.00%	03/05/2027	371,994	346,189
Total Auto Components				1,499,448	1,421,024

Automobiles - 0.60% (0.42% of Total Investments)
Truck Hero, Inc., Initial	3.93%	1M US L + 3.75%	04/22/2024	498,715	451,776

Chemicals - 1.48% (1.02% of Total Investments)
Ascend Performance Materials Operations LLC, Initial	6.25%	3M US L + 5.25%	08/27/2026	695,884	681,389
Illuminate Buyer LLC(f)	N/A	L + 4.00%	06/16/2027	52,791	51,920
INEOS Enterprises Holdings, Ltd., Refinancing Tranche B Dollar	4.50%	3M US L + 3.50%	08/28/2026	218,211	208,756
Innovative Water Care Global Corp., Initial	6.00%	3M US L + 5.00%	02/27/2026	223,021	163,084
Total Chemicals				1,189,907	1,105,149

Commercial Services & Supplies - 2.08% (1.45% of Total Investments)
Belfor Holdings, Inc., Initial	4.18%	1M US L + 4.00%	04/06/2026	646,590	636,083
Gbt US LLC, Cov-Lite(f)	N/A	L + 4.00%	02/26/2027	486,666	437,999
Harland Clarke Holdings Corp., Initial	5.75%	3M US L + 4.75%	11/03/2023	563,362	408,516
STG-Fairway Holdings LLC, Facility	4.57%	3M US L + 3.50%	01/31/2027	81,536	75,794
Total Commercial Services & Supplies				1,778,154	1,558,392

Communications Equipment - 1.46% (1.02% of Total Investments)
Global Tel*Link Corp.	4.43%	1M US L + 4.25%	11/29/2025	456,827	392,382
Infoblox, Inc., New	4.68%	1M US L + 4.50%	11/07/2023	575,700	564,663
MLN US HoldCo LLC, B	4.68%	1M US L + 4.50%	11/30/2025	171,024	139,065
Total Communications Equipment				1,203,551	1,096,110

Construction & Engineering - 0.35% (0.24% of Total Investments)
TRC Companies, Inc., 2019 Incremental	6.00%	1M US L + 5.00%	06/21/2024	281,228	262,422

Containers & Packaging - 1.27% (0.88% of Total Investments)
Pregis TopCo LLC, Initial	4.18%	1M US L + 4.00%	07/31/2026	486,207	467,770
Sabert Corp., Initial	5.50%	1M US L + 4.50%	12/10/2026	498,750	484,620
Total Containers & Packaging				984,957	952,390

Distributors - 0.82% (0.57% of Total Investments)
United Natural Foods, Inc., Initial	4.43%	1M US L + 4.25%	10/22/2025	642,500	611,268

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(c) (continued)
Diversified Consumer Services - 3.17% (2.20% of Total Investments)
Learning Care Group No. 2, Inc., 2020 Incremental	9.50%	3M US L + 8.50%	03/13/2025	$391,952	$392,932
Sotheby's, B	6.50%	1M US L + 5.50%	01/15/2027	425,421	396,352
Staples, Inc., 2019 Refinancing New B-1	5.69%	3M US L + 5.00%	04/16/2026	987,752	846,997
Travelport Finance S.à.r.l., Initial	6.07%	3M US L + 5.00%	05/29/2026	1,128,370	737,932
Total Diversified Consumer Services				2,933,495	2,374,213

Diversified Telecommunication Services - 3.55% (2.47% of Total Investments)
Altice France S.A., USD TLB-13 Incremental	4.18%	1M US L + 4.00%	08/14/2026	554,647	532,161
LCPR Loan Financing LLC, Initial	5.18%	1M US L + 5.00%	10/15/2026	1,242,661	1,230,234
Northwest Fiber LLC, B(f)	N/A	L + 5.50%	04/30/2027	217,293	215,120
Syniverse Holdings, Inc., Tranche C	6.87%	3M US L + 5.00%	03/09/2023	613,924	434,462
Xplornet Communications, Inc., Initial	4.93%	1M US L + 4.75%	06/10/2027	262,069	249,621
Total Diversified Telecommunication Services				2,890,594	2,661,598

Electonic Equipment, Instruments & Components - 0.04% (0.03% of Total Investments)
Cardtronics USA, Inc., Initial(f)	N/A	L + 4.00%	06/29/2027	32,568	31,917

Electric Utilities - 0.28% (0.19% of Total Investments)
PG&E Corp.	5.50%	3M US L + 4.50%	06/23/2025	214,447	210,426

Electronic Equipment, Instruments & Components - 2.78% (1.93% of Total Investments)
Corsair Gaming, Inc.	5.25%	1M US L + 4.25%	08/28/2024	104,403	98,661
Mavenir Systems, Inc., Initial	7.00%	3M US L + 6.00%	05/08/2025	913,353	904,219
Mirion Technologies LLC, Initial Dollar	5.07%	3M US L + 4.00%	03/06/2026	497,487	483,030
Triton Solar US Acquisition Co., Initial	7.07%	3M US L + 6.00%	10/29/2024	284,109	238,651
Xperi Holding Corp., Initial B	4.17%	1M US L + 4.00%	06/02/2025	376,790	357,009
Total Electronic Equipment, Instruments & Components				2,176,142	2,081,570

Energy Equipment & Services - 2.39% (1.66% of Total Investments)
ChampionX Holding, Inc.	6.00%	1M US L + 5.00%	06/03/2027	178,869	175,739
McDermott International, Inc.	9.25%	3M US L + 7.00%	05/09/2025	275,005	94,363
McDermott Technology Americas, Inc., Refinanced	10.00%	3M US L + 9.00%	10/21/2020	165,489	163,999
McDermott Technology, Inc., Facility (Superpriority DIP)	10.02%	3M US L + 9.00%	10/21/2020	798,335	791,150
WaterBridge Midstream Operating LLC, Initial	6.75%	3M US L + 5.75%	06/22/2026	697,317	567,441
Total Energy Equipment & Services				2,115,015	1,792,692

Food Products - 0.08% (0.06% of Total Investments)
H-Food Holdings LLC, 2020 Incremental B-3	6.00%	1M US L + 5.00%	05/23/2025	62,500	60,781

Health Care Providers & Services - 5.84% (4.06% of Total Investments)
BW NHHC Holdco, Inc., Initial	5.38%	3M US L + 5.00%	05/15/2025	345,858	268,148
EyeCare Partners LLC, Initial Term Loan(e)	4.82%	3M US L + 3.75%	02/18/2027	474,292	425,795
Global Medical Response, Inc., 2018 New	5.25%	3M US L + 4.25%	03/14/2025	492,427	469,653
Pathway Vet Alliance LLC Delayed Tl(f)	N/A	L + 4.30%	06/24/2027	8,994	8,724
Pathway Vet Alliance LLC Tl(f)	N/A	L + 4.30%	06/24/2027	110,660	107,340
Radiology Partners, Inc., B	5.67%	3M US L + 4.25%	07/09/2025	754,358	699,131
Verscend Holding Corp., B	4.68%	1M US L + 4.50%	08/27/2025	1,246,676	1,202,107
WCG Purchaser Corp., Initial	5.24%	3M US L + 4.00%	01/08/2027	456,956	443,819
WP CityMD Bidco LLC, Initial	5.54%	3M US L + 4.50%	08/13/2026	766,101	753,292
Total Health Care Providers & Services				4,656,322	4,378,009

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(c) (continued)
Health Care Technology - 2.10% (1.46% of Total Investments)
athenahealth, Inc., B	4.82%	3M US L + 4.50%	02/11/2026	$735,129	$710,627
Zelis Cost Management Buyer, Inc., B	4.93%	1M US L + 4.75%	09/30/2026	885,025	866,218
Total Health Care Technology				1,620,154	1,576,845

Hotels, Restaurants & Leisure - 3.16% (2.20% of Total Investments)
Alterra Mountain Co., Additional	5.50%	1M US L + 4.50%	08/01/2026	296,817	290,881
Caesars Resort Collection LLC(f)	N/A	L + 4.50%	06/19/2025	141,732	132,963
Carnival Corp., B(f)	N/A	L + 7.50%	06/26/2025	195,545	188,212
Casablanca US Holdings, Inc., Amendment No. 2 Initial	4.76%	3M US L + 4.00%	03/29/2024	827,181	537,081
CEC Entertainment, Inc., B(d)	9.41%	3M US L + 8.50%	08/30/2026	217,026	121,535
NPC International, Inc., Incremental Priority(d)(e)	4.23%	1M US L + 4.23%	01/21/2021	24,181	23,938
Red Lobster Management LLC, Initial	6.25%	3M US L + 5.25%	07/28/2021	310,939	259,634
United PF Holdings LLC
Incremental Term Loan	9.50%	3M US L + 8.50%	12/30/2026	360,000	360,000
Initial	4.31%	3M US L + 4.00%	12/30/2026	518,631	457,261
Total Hotels, Restaurants & Leisure				2,892,052	2,371,505

Household Durables - 0.62% (0.43% of Total Investments)
Samsonite International S.A., 2020 Incremental Tranche B	5.50%	1M US L + 4.50%	04/25/2025	483,247	468,146

Industrial Conglomerates - 0.43% (0.30% of Total Investments)
Star US Bidco LLC, Initial	5.25%	1M US L + 4.25%	03/17/2027	352,860	319,338

Internet Software & Services - 5.94% (4.13% of Total Investments)
Castle US Holding Corp., Initial Dollar	4.06%	3M US L + 3.75%	01/29/2027	1,496,875	1,362,156
GTT Communications, Inc., Closing Date U.S.	2.93%	1M US L + 2.75%	05/31/2025	45,654	33,461
Imperva, Inc.	5.00%	3M US L + 4.00%	01/12/2026	412,688	391,435
Playtika Holding Corp., B	7.07%	3M US L + 6.00%	12/10/2024	1,952,733	1,947,852
Shutterfly, Inc., B	7.00%	3M US L + 6.00%	09/25/2026	738,045	672,942
Ultimate Software Group, Inc., 2020 Incremental(f)	N/A	L + 4.00%	05/04/2026	43,239	42,651
Total Internet Software & Services				4,689,234	4,450,497

IT Services - 0.69% (0.48% of Total Investments)
West Corp., Initial B	5.00%	3M US L + 4.00%	10/10/2024	609,078	517,443

Media - 9.42% (6.55% of Total Investments)
Ancestry.com Operations, Inc., Extended	4.43%	1M US L + 4.25%	08/27/2026	990,053	936,838
Banijay Group S.A.S, Cov-Lite TL(f)	N/A	L + 3.75%	03/04/2025	660,104	623,798
Creative Artists Agency LLC
Closing Date	3.93%	1M US L + 3.75%	11/27/2026	682,782	644,205
Incremental B-1	5.25%	1M US L + 4.25%	11/27/2026	375,469	354,255
Cumulus Media New Holdings, Inc., Initial	4.82%	3M US L + 3.75%	03/31/2026	1,069,050	994,217
Houghton Mifflin Harcourt Publishers, Inc., B	7.25%	1M US L + 6.25%	11/22/2024	975,000	909,187
MediArena Acquisition B.V., Dollar B	7.20%	3M US L + 5.75%	08/13/2021	240,630	234,915
Recorded Books, Inc., Initial	4.44%	1M US L + 4.25%	08/29/2025	994,940	956,386
Terrier Media Buyer, Inc., B	4.43%	1M US L + 4.25%	12/17/2026	889,513	846,523
UFC Holdings LLC, B-2(f)	N/A	L + 3.25%	04/29/2026	81,522	78,057
William Morris Endeavor Entertainment LLC, B-2	9.50%	1M US L + 8.50%	05/18/2025	498,750	483,788
Total Media				7,457,813	7,062,169

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(c) (continued)
Oil, Gas & Consumable Fuels - 0.03% (0.02% of Total Investments)
Permian Production Partners LLC, Initial Advances(d)	10.25%	3M US L + 8.00%	05/20/2024	$433,088	$21,654

Personal Products - 1.27% (0.88% of Total Investments)
Knowlton Development Corp., Inc., Initial (2020)	4.06%	3M US L + 3.75%	12/22/2025	994,962	949,572

Pharmaceuticals - 0.30% (0.21% of Total Investments)
Amneal Pharmaceuticals, LLC, Initial Term Loan	3.69%	1M US L + 3.50%	05/04/2025	247,258	225,314

Professional Services - 1.47% (1.02% of Total Investments)
AQ Carver Buyer, Inc., Initial	6.00%	3M US L + 5.00%	09/23/2025	464,381	408,655
IG Investments Holdings, LLC (fka Igloo Merger Sub, LLC), Refinancing Term Loan	5.00%	3M US L + 4.00%	05/23/2025	746,193	690,975
Total Professional Services				1,210,574	1,099,630

Software - 6.63% (4.61% of Total Investments)
Cambium Learning Group, Inc., Initial	4.81%	3M US L + 4.50%	12/18/2025	994,950	941,889
Conservice Midco LLC, Initial	4.56%	3M US L + 4.25%	05/13/2027	123,077	119,692
CornerStone OnDemand, Inc.	5.35%	3M US L + 4.25%	04/22/2027	320,802	315,390
DCert Buyer, Inc., B	4.18%	1M US L + 4.00%	10/16/2026	296,000	285,270
DiscoverOrg LLC, Initial	3.93%	1M US L + 3.75%	02/02/2026	866,118	844,465
EagleView Technology Corp.	3.86%	3M US L + 3.50%	08/14/2025	281,729	265,077
Fiserv Investment Solutions, Inc., Initial	5.14%	3M US L + 4.75%	02/18/2027	447,573	439,741
Micro Holding Corp. & MH Sub I, LLC, Term Loan	4.06%	1M US L + 3.50%	09/13/2024	247,449	237,692
Project Alpha Intermediate Holding, Inc., 2019 Incremental	6.13%	3M US L + 4.25%	04/26/2024	590,621	568,473
Upland Software, Inc., Initial	3.93%	1M US L + 3.75%	08/06/2026	992,500	952,800
Total Software				5,160,819	4,970,489

Specialty Retail - 1.61% (1.12% of Total Investments)
Bass Pro Group LLC, Initial	6.07%	3M US L + 5.00%	09/25/2024	1,253,276	1,202,694

Textiles, Apparel & Luxury Goods - 1.18% (0.82% of Total Investments)
Champ Acquisition Corp., Initial	6.57%	3M US L + 5.50%	12/19/2025	534,245	503,862
Elevate Textiles, Inc., Initial	5.54%	3M US L + 5.00%	05/01/2024	694,519	381,986
Total Textiles, Apparel & Luxury Goods				1,228,764	885,848

Total Senior Secured First Lien Loans (Cost $52,483,690)				$53,307,259	$48,609,231

COLLATERALIZED LOAN OBLIGATIONS DEBT(c)(g)- 12.05%* (8.37% of Total Investments)
Anchorage Capital CLO 2018-10, Ltd., CLO 2018-10A(b)	6.97%	3M US L + 5.75%	10/15/2031	500,000	410,831
Apidos CLO XXXII, CLO 2020-32A(b)	8.43%	3M US L + 6.75%	01/20/2033	250,000	220,434
Atrium XIV LLC, CLO 2018-14A(b)	6.83%	3M US L + 5.65%	08/23/2030	500,000	433,367
Carlyle US CLO 2019-4, Ltd., CLO 2020-4A(b)	9.53%	3M US L + 7.65%	01/15/2033	600,000	566,228
CIFC Funding 2015-I, Ltd., CLO 2015-1A(b)	7.10%	3M US L + 6.00%	01/22/2031	500,000	409,228
GoldenTree Loan Management US CLO 1, Ltd., CLO 2017-1A(b)	6.74%	3M US L + 5.60%	04/20/2029	1,000,000	544,925
HPS Loan Management 11-2017, Ltd., CLO 2017-11A(b)	8.35%	3M US L + 7.85%	05/06/2030	1,000,000	601,533
Madison Park Funding XVII, Ltd., CLO 2015-17A(b)	8.59%	3M US L + 7.48%	07/21/2030	1,000,000	606,996
Magnetite XXIV, Ltd., CLO 2019-24A(b)	8.86%	3M US L + 6.95%	01/15/2033	500,000	455,189
OHA Credit Funding 5, Ltd., CLO 2020-5A(b)	7.56%	3M US L + 6.25%	04/18/2033	1,000,000	839,563
Regatta XIV Funding, Ltd., CLO 2018-3A(b)	6.94%	3M US L + 5.95%	10/25/2031	750,000	570,052
Regatta XVI Funding, Ltd., CLO 2019-2A(b)	8.90%	3M US L + 7.00%	01/15/2033	1,000,000	856,382
Sound Point CLO II, Ltd., CLO 2013-1A(b)	6.49%	3M US L + 5.50%	01/26/2031	250,000	193,061

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(c)(g) (continued)
Sound Point CLO XVIII, Ltd., CLO 2017-4A(b)	6.64%	3M US L + 5.50%	01/20/2031	$500,000	$380,992
Symphony CLO XXI, Ltd., CLO 2019-21A(b)	7.97%	3M US L + 6.75%	07/15/2032	1,000,000	872,736
THL Credit Wind River 2017-4 CLO, Ltd., CLO 2017-4A(b)	6.18%	3M US L + 5.80%	11/20/2030	500,000	415,549
THL Credit Wind River 2019-1 CLO, Ltd., CLO 2019-1A(b)	7.86%	3M US L + 6.72%	04/20/2031	750,000	651,537
Total Collateralized Loan Obligations Debt (Cost $11,404,925)				$11,600,000	$9,028,603

COLLATERALIZED LOAN OBLIGATIONS EQUITY(g)(h)- 56.38%* (39.19% of Total Investments)
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA(b)	N/A	Estimated yield of 18.36%	04/13/2031	4,150,000	2,271,270
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA(b)	N/A	Estimated yield of 16.90%	01/28/2031	1,400,000	825,660
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA(b)	N/A	Estimated yield of 17.40%	01/28/2031	3,000,000	1,874,733
Anchorage Capital CLO 9, Ltd., CLO 2016-9A(b)	N/A	Estimated yield of 19.59%	07/15/2032	2,500,000	916,297
Apidos CLO XXVII, CLO 2017-27A(b)	N/A	Estimated yield of 16.33%	07/17/2030	1,300,000	529,637
Apidos CLO XXVIII, CLO 2017-28A(b)	N/A	Estimated yield of 11.83%	01/20/2031	3,500,000	1,593,168
ARES LI CLO, Ltd., CLO 2019-51A(b)	N/A	Estimated yield of 15.61%	04/15/2031	4,000,000	1,650,764
Battalion Clo XV, Ltd., CLO 2020-15A(b)	N/A	Estimated yield of 16.63%	01/17/2033	4,500,000	3,522,870
Carlyle Global Market Strategies CLO 2013-1, Ltd., CLO 2013-1A(b)	N/A	Estimated yield of 10.48%	08/14/2030	3,500,000	1,040,224
Carlyle Global Market Strategies CLO 2016-1, Ltd., CLO 2016-1A(b)	N/A	Estimated yield of 0.00%	04/20/2027	598,000	182,929
Carlyle US CLO 2018-2, Ltd., CLO 2018-2A(b)	N/A	Estimated yield of 12.74%	10/15/2031	933,000	424,629
Carlyle US CLO 2019-4, Ltd., CLO 2020-4A(b)	N/A	Estimated yield of 14.21%	01/15/2033	4,000,000	2,236,944
Catamaran CLO 2015-1, Ltd., CLO 2015-1A(b)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	16,575
CIFC Funding 2017-III, Ltd., CLO 2017-3A(b)	N/A	Estimated yield of 13.40%	07/30/2030	1,400,000	601,510
CIFC Funding 2017-V, Ltd., CLO 2017-5A(b)	N/A	Estimated yield of 10.99%	11/16/2030	3,000,000	1,466,826
CIFC Funding 2018-I, Ltd., CLO 2018-1A(b)	N/A	Estimated yield of 13.52%	04/18/2031	3,250,000	1,910,213
CIFC Funding 2018-III, Ltd., CLO 2018-3A(b)	N/A	Estimated yield of 18.90%	07/18/2031	3,000,000	1,779,502
CIFC Funding 2019-III, Ltd., CLO 2019-3A(b)	N/A	Estimated yield of 11.71%	07/16/2032	750,000	371,194
Dryden 34 Senior Loan Fund, CLO 2014-34A(b)	N/A	Estimated yield of 0.00%	10/15/2026	5,000,000	40,500
Madison Park Funding XVIII, Ltd., CLO 2015-18A(b)	N/A	Estimated yield of 7.13%	10/21/2027	4,000,000	1,758,972
Madison Park Funding XX, Ltd., CLO 2016-20A(b)	N/A	Estimated yield of 19.84%	07/27/2030	1,740,000	866,922
Madison Park Funding XXXVII, Ltd., CLO 2019-37A(b)	N/A	Estimated yield of 14.58%	07/15/2032	5,500,000	3,578,228
Niagara Park Clo, Ltd., CLO 2019-1A(b)	N/A	Estimated yield of 16.76%	07/17/2032	2,648,000	1,570,516
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA(b)	N/A	Estimated yield of 15.19%	12/20/2030	4,800,000	1,332,341
OHA Credit Partners XI, Ltd., CLO 2015-11A(b)	N/A	Estimated yield of 14.49%	01/20/2032	2,750,000	1,396,192
OHA Credit Partners XII, Ltd., CLO 2016-12A(b)	N/A	Estimated yield of 18.09%	07/23/2030	1,500,000	867,968
Sound Point CLO III, Ltd., CLO 2017-3A(b)	N/A	Estimated yield of 11.36%	10/20/2030	1,500,000	729,590
Sound Point CLO III-R, Ltd., CLO 2013-2RA(b)	N/A	Estimated yield of 0.00%	04/15/2029	1,000,000	143,273
Sound Point CLO VI-R, Ltd., CLO 2014-2RA(b)	N/A	Estimated yield of 6.17%	10/20/2031	2,000,000	199,634
Symphony CLO XVI, Ltd., CLO 2015-16A(b)	N/A	Estimated yield of 24.15%	10/15/2031	5,750,000	1,893,274
Thacher Park CLO, Ltd., CLO 2014-1A(b)	N/A	Estimated yield of 0.00%	10/20/2026	6,000,000	385,800
THL Credit Wind River 2016-1 CLO, Ltd., CLO 2016-1A(b)	N/A	Estimated yield of 0.00%	07/15/2028	4,000,000	1,009,228
THL Credit Wind River 2018-2 CLO, Ltd., CLO 2018-2A(b)	N/A	Estimated yield of 13.68%	07/15/2030	2,500,000	1,171,010
THL Credit Wind River 2018-3 CLO, Ltd., CLO 2018-3A(b)	N/A	Estimated yield of 16.44%	01/20/2031	3,000,000	2,094,432
Total Collateralized Loan Obligations Equity (Cost $67,044,328)				$99,219,000	$42,252,825

Value
COMMON STOCK - 0.06%* (0.04% of Total Investments)
Aerospace & Defense - 0.00%(i) (0.00% of Total Investments)
New Constellis Borrower LLC(j)	6,795	2,548

	Shares	Value
COMMON STOCK (continued)
Specialty Retail - 0.06% (0.04% of Total Investments)
Payless Holdings LLC(g)(j)	32,500	41,438
Total Common Stock (Cost $165,106)	$39,295	$43,986

MONEY MARKET MUTUAL FUNDS - 1.78%* (1.24% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class (0.079% 7-Day Yield)	1,333,950	$1,333,950
Total Money Market Mutual Funds (Cost $1,333,950)	1,333,950	$1,333,950

Total Investments - 143.88% (Cost $140,050,568)		$107,821,717
Liabilities in Excess of Other Assets - (3.72)%		(2,784,217)
Leverage Facility (Net of $51,731 Deferred Leverage Costs) - (40.16)%		(30,098,269)
Net Assets - 100.00%		$74,939,231

*	Amounts above are shown as a percentage of net assets as of June 30, 2020.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $52,493,840, which represents approximately 70.05% of the Trust's net assets as of June 30, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Issuer was in default and is non-income producing. Partial or no payments were paid on the last payment date. The aggregate value of these securities represented 0.43% of the Trust’s net assets.
(e)	This investment has an unfunded commitment as of June 30, 2020. The aggregate amount of the unfunded commitments as of June 30, 2020 is $135,126.
(f)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of June 30, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Trust will not accrue interest until the settlement date, at which point LIBOR will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $2,407,857 as of June 30, 2020.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(h)	CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown as of June 30, 2020.
(i)	Less than 0.005%.
(j)	Non-income producing security.

All securities held as of June 30, 2020 are pledged as collateral for the leverage facility.